Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents consisted of the following:

	December 31, 2015	December 31, 2014
Cash on hand and at banks	$51,831	$19,380
Short-term deposits	2,974	35,113

Total cash and cash equivalents	$54,805	$54,493

Short-term deposits relate to time deposit accounts held in banks for general purposes.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.
In restricted cash there is an amount of $6,840 for 2015 and $6,669 for 2014 held in retention account in order to service debt and interest payments, as required by certain of Navios Acquisition's credit facilities.